UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brant Point Investment Management LLC
Address:       375 Park Avenue, 38th Floor
               New York, New York 10152

Form 13F File Number: 28-10759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          John Buoncore
Title:         Senior Vice President
Phone:         212-583-6400


Signature, Place, and Date of Signing:

/s/ John Buoncore            New York, NY                  11/14/08
-----------------------------------------------------------------------
    [Signature]                [City, State]               [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                               TITLE OF               VALUE      SHARES/    SH/ PUT/   INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 CLASS     CUSIP        x($1000)   PRN AMT    PRN CALL   DISCRETN MANAGERS     SOLE     SHARED   NONE
------------------------------ --------  ---------    --------   --------   --- ----   -------- ---------  --------  -------- ------
AFFILIATED MANAGERS GROUP INC  COM       008252108         6,769     81,700 SH         OTHER         01       81,700
AFFILIATED MANAGERS GROUP INC  COM       008252108        12,428    150,000 CALL       OTHER         01      150,000
AIRGAS INC                     COM       009363102         6,951    140,000 SH         OTHER         01      140,000
ALLIANCE DATA SYS CORP         COM       018581108         3,879     61,200 SH         OTHER         01       61,200
AMERISOURCEBERGEN CORP         COM       03073E105         2,993     79,500 SH         OTHER         01       79,500
AMPHENOL CORPORATION           COM       032095101        11,641    290,000 SH         OTHER         01      290,000
ASSURANT INC                   COM       04621X108         3,817     69,400 SH         OTHER         01       69,400
ATWOOD OCEANICS INC            COM       050095108         9,184    252,300 SH         OTHER         01      252,300
AVNET INC                      COM       053807103         2,094     85,000 SH         OTHER         01       85,000
BROCADE COMMUNICATIONS SYSTEM  COM       111621306         1,566    269,000 SH         OTHER         01      269,000
BURGER KING HOLDINGS INC       COM       121208201         8,689    353,800 SH         OTHER         01      353,800
CABOT MICROELECTRONI CS CORP   COM       12709P103         6,993    218,000 SH         OTHER         01      218,000
CAMDEN NATL CORP               COM       133034108         2,656     76,000 SH         OTHER         01       76,000
CHATTEM INC                    COM       162456107         3,674     47,000 SH         OTHER         01       47,000
CIRCOR INTL INC                COM       17273K109         1,411     32,500 SH         OTHER         01       32,500
COMMSCOPE INC                  COM       203372107         4,022    116,100 SH         OTHER         01      116,100
CONEXANT SYS INC               COM       207142308         1,291    322,000 SH         OTHER         01      322,000
CORE LABORATORIES NL           COM       N22717107         2,594     25,600 SH         OTHER         01       25,600
CROWN HOLDINGS INC             COM       228368106        12,882    580,000 SH         OTHER         01      580,000
DARDEN RESTAURANTS INC         COM       237194105        10,086    352,300 SH         OTHER         01      352,300
DAVITA INC                     COM       23918K108         2,987     52,400 SH         OTHER         01       52,400
DIEBOLD INC                    COM       253651103         4,639    140,100 SH         OTHER         01      140,100
EQUINIX INC                    COM       29444U502         3,820     55,000 SH         OTHER         01       55,000
EQUINIX INC                    COM       29444U502         8,335    120,000 CALL       OTHER         01      120,000
FIDELITY NATIONAL INFORMATION  COM       31620M106         8,643    468,200 SH         OTHER         01      468,200
FISERV INC                     COM       337738108         7,425    156,900 SH         OTHER         01      156,900
FORWARD AIR CORP               COM       349853101         3,902    143,300 SH         OTHER         01      143,300
GENERAL CABLE CORP             COM       369300108         5,120    143,700 SH         OTHER         01      143,700
GOODRICH CORP                  COM       382388106         2,911     69,981 SH         OTHER         01       69,981
GRAFTECH INTERNATIONAL LTD     COM       384313102         7,706    510,000 SH         OTHER         01      510,000
GREIF INC                      COM       397624107        14,436    220,000 SH         OTHER         01      220,000
GYMBOREE CORP  COM STK         COM       403777105         2,485     70,000 SH         OTHER         01       70,000
HOLOGIC INC                    COM       436440101         2,627    135,900 SH         OTHER         01      135,900
HORACE MANN EDUCATORS CORP     COM       440327104         2,221    172,600 SH         OTHER         01      172,600
ICON PLC                       ADR       45103T107         1,545     40,400 SH         OTHER         01       40,400
ICONIX BRAND GROUP INC         COM       451055107         1,049     80,200 SH         OTHER         01       80,200
INFOGROUP INC                  COM       45670G108         4,621    699,100 SH         OTHER         01      699,100
INGLES MKTS INC                COM       457030104         4,192    183,600 SH         OTHER         01      183,600
JARDEN CORP                    COM       471109108         8,601    366,800 SH         OTHER         01      366,800
JC PENNEY CO INC               COM       708160106         1,334     40,000 SH         OTHER         01       40,000
JDA SOFTWARE GROUP INC         COM       46612K108         5,191    341,300 SH         OTHER         01      341,300
JPMORGAN CHASE & CO            COM       46625H100         1,214     26,000 SH         OTHER         01       26,000


KENDLE INTERNATIONAL INC       COM       48880L107         4,247     95,000 SH         OTHER         01       95,000
KEYCORP NY                     COM       493267108         8,110    679,200 SH         OTHER         01      679,200
KOPPERS HLDGS INC              COM       50060P106         1,309     35,000 SH         OTHER         01       35,000
LANDSTAR SYSTEMS INC           COM       515098101         8,746    198,500 SH         OTHER         01      198,500
LINCARE HLDGS INC              COM       532791100         6,620    220,000 SH         OTHER         01      220,000
MASTERCARD INC                 COM       57636Q104         2,660     15,000 SH         OTHER         01       15,000
MATTEL INC                     COM       577081102         2,827    156,700 SH         OTHER         01      156,700
MCKESSON CORP                  COM       58155Q103         8,373    155,600 SH         OTHER         01      155,600
METTLER TOLEDO INTERNATIONAL   COM       592688105           735      7,500 SH         OTHER         01        7,500
MORGAN STANLEY                 COM       617446448         6,440    280,000 SH         OTHER         01      280,000
NCR CORP                       COM       62886E108         4,547    206,200 SH         OTHER         01      206,200
NEWELL RUBBERMAID INC          COM       651229106         6,904    400,000 SH         OTHER         01      400,000
NEWMARKET CORP                 COM       651587107         1,298     24,700 SH         OTHER         01       24,700
NICE SYS LTD                   ADR       653656108         1,436     52,700 SH         OTHER         01       52,700
NTELOS HOLDINGS CORP           COM       67020Q107           645     24,000 SH         OTHER         01       24,000
OMNICELL INC                   COM       68213N109         6,637    504,700 SH         OTHER         01      504,700
PANTRY INC                     COM       698657103         5,393    254,500 SH         OTHER         01      254,500
PERKINELMER INC                COM       714046109         3,686    147,600 SH         OTHER         01      147,600
PETROHAWK ENERGY CORP          COM       716495106           865     40,000 SH         OTHER         01       40,000
PILGRIMS PRIDE CORP            COM       721467108           125     50,000 CALL       OTHER         01       50,000
PIONEER NATURAL RESOURCES      COM       723787107         8,428    161,200 SH         OTHER         01      161,200
PRECISION CASTPARTS CORP       COM       740189105           622      7,900 SH         OTHER         01        7,900
REINSURANCE GROUP OF AMERICA   COM       759351406        11,216    207,700 SH         OTHER         01      207,700
REPUBLIC SVCS INC              COM       760759100         1,568     52,300 SH         OTHER         01       52,300
SKILLED HEALTHCARE GROUP INC   COM       83066R107         1,343     84,500 SH         OTHER         01       84,500
THERMO FISHER SCIENTIFIC INC   COM       883556102        11,550    210,000 SH         OTHER         01      210,000
TTM TECHNOLOGIES INC           COM       87305R109         2,291    230,900 SH         OTHER         01      230,900
TYSON FOODS INC                COM       902494103         4,063    340,300 SH         OTHER         01      340,300
UNIVERSAL HEALTH SERVICES INC  COM       913903100         2,129     38,000 SH         OTHER         01       38,000
VCA ANTECH INC                 COM       918194101         8,252    280,000 SH         OTHER         01      280,000
WILLIS GROUP HOLDINGS LTD      COM       G96655108        11,904    369,000 SH         OTHER         01      369,000
WORLD ACCEPTANCE CORP (S.C.)   COM       981419104           601     16,700 SH         OTHER         01       16,700
WRIGHT EXPRESS CORP            COM       98233Q105         6,221    208,400 SH         OTHER         01      208,400
ZALE CORP NEW                  COM       988858106         1,038     41,500 SH         OTHER         01       41,500

                                                 76                 373,453

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         76
Form 13F Information Table Value Total:         373,453
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 10761                       Brant Point Investment Management
                                              International LLC